Total Equity - Treasury Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	May 17, 2018
Total Equity
Maximum authorized pro rata acquisition of treasury shares		€ 120
Maximum percentage of issued share capital that can be held by the entity	10.00%